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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 5 of its series, Evergreen Diversified Bond Fund, Evergreen High Yield Bond Fund, Evergreen Institutional Mortgage Portfolio, Evergreen Strategic Income Fund, Evergreen U.S. Government Fund, for the quarter ended July 31, 2004. These 5 series have an April 30, fiscal year end.

Date of reporting period:	July 31, 2004

Item 1 — Schedule of Investments

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES 0.4%
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/07/2018 (cost $169,988)	$170,000	$170,868

COLLATERALIZED MORTGAGE OBLIGATIONS 46.7%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	428,888	466,339
FHLMC:
Ser. 2315, Class CK, 6.50%, 06/15/2030	33,574	33,678
Ser. 2564, Class BQ, 5.50%, 10/15/2017	1,060,000	1,092,903
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	691,765
Ser. 2774 Class PD, 5.00%, 08/15/2032	265,000	257,817
Ser. 2780, Class BD, 4.50%, 10/15/2017	335,000	338,684
Ser. 2827, Class TC, 5.00%, 10/15/2017 	510,000	515,610
Ser. T-55, Class 1A2, 7.00%, 03/25/2043	698,787	733,563
FNMA:
Ser. 1993-G35, Class ZQ, 6.50%, 11/25/2023	369,377	388,586
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	460,000	483,901
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	197,309	209,100
Ser. 2002-2, Class MG, 6.00%, 02/25/2017	600,000	626,882
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	1,013,706	1,081,180
Ser. 2002-T18, Class A4, 7.50%, 08/25/2042	535,346	578,006
Ser. 2002-T19, Class A-1, 6.50%, 07/25/2042	2,687,530	2,819,388
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	480,000	472,660
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	313,299	334,153
Ser. 2003-W14, Class A6, 5.82%, 09/25/2043	345,000	358,257
Ser. 2003-W19, Class A5, 5.50%, 11/25/2033	1,705,000	1,737,871
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	550,000	560,620
Ser. 2004-33, Class MW, 4.50%, 01/25/2030 	475,000	450,015
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	767,447	810,629
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	442,872	470,226
GE Capital Comml. Mtge. Corp., Ser. 2001-1, Class A2, 6.53%, 05/15/2033	470,000	515,944
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	396,454	431,642
Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	360,000	344,431
Master Alternative Loan Trust, Ser. 2004-6, Class 3A1, 4.75%, 07/25/2019	378,467	382,273
Merrill Lynch Mtge. Trust, Ser. 2003-Key1, Class A3, 4.89%, 11/12/2035	440,000	441,497
Morgan Stanley Capital I, Inc.:
Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	68,043	68,106
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	625,000	644,067
Ser. 2002-IQ2, Class A3, 5.52%, 12/15/2035	495,000	517,195
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	625,000	627,965
Washington Mutual, Ser. 2004-AR7, Class A6, 3.96%, 07/25/2034	1,460,000	1,427,128
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-5, Class A7, 3.54%, 08/25/2034  #	440,000	422,400

Total Collateralized Mortgage Obligations (cost $21,475,193)		21,334,481

MORTGAGE-BACKED SECURITIES 42.1%
FHLMC:
4.50%, TBA #	2,325,000	2,195,672
5.00%, TBA #	2,665,000	2,596,709
6.00%, 04/01/2014	269,320	282,106
6.98%, 10/01/2010 	451,723	502,452
7.20%, 10/01/2006 	647,079	689,398
FNMA:
4.50%, TBA #	1,705,000	1,677,294
4.83%, 03/01/2013	688,501	691,715
5.50%, 04/01/2034	240,194	241,135
5.63%, 11/01/2005	671,126	684,995
5.65%, 02/01/2009	242,830	251,529
6.00%, 02/01/2014-11/01/2017	1,829,430	1,913,170
6.01%, 02/01/2012	331,718	357,473
[1]

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
FNMA: (continued)
6.09%, 12/01/2008-05/01/2011	$612,561	$656,705
6.50%, 07/01/2032-08/01/2032	1,692,290	1,768,752
6.65%, 12/01/2007	230,490	247,754
7.00%, 05/01/2032	118,770	125,732
7.02%, 07/01/2009	95,354	104,814
7.09%, 07/01/2009	284,297	315,978
7.14%, 07/01/2009	286,433	316,215
7.19%, 05/01/2007	421,755	452,734
7.32%, 12/01/2010	478,450	542,242
7.37%, 08/01/2006	367,026	389,299
7.44%, 07/01/2009	300,000	327,958
7.50%, 11/01/2029-12/01/2029	58,991	63,205
GNMA:
4.00%, 07/20/2030	508,169	506,825
5.50%, 11/15/2033-03/15/2034	1,314,646	1,324,918

Total Mortgage-Backed Securities (cost $19,470,232)		19,226,779

U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Notes:
2.375%, 08/15/2006	1,585,000	1,575,343
5.00%, 08/15/2011	195,000	205,344

Total U.S. Treasury Obligations (cost $1,780,099)		1,780,687

	Shares	Value

SHORT-TERM INVESTMENTS 21.9%
MUTUAL FUND SHARES 21.9%
Evergreen Institutional Money Market Fund ø ## (cost $9,990,751)	9,990,751	9,990,751

Total Investments (cost $52,886,263) 115.0%		52,503,566
Other Assets and Liabilities (15.0%)		(6,865,252)

Net Assets 100.0%		$45,638,314

	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or portion of the security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $52,886,536. The gross unrealized appreciation and depreciation on securities based on tax cost was $135,564 and $518,534, respectively, with a net unrealized depreciation of $382,970.
[2]
EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS
July 31, 2004 (unaudited)
	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS 2.9%
FNMA, Ser. 2004-T3, Class 1A4, 7.50%, 02/25/2044 (cost $11,840,815)	$11,058,108	$11,777,064

CORPORATE BONDS 39.6%
CONSUMER DISCRETIONARY 12.8%
Auto Components 2.2%
ArvinMeritor, Inc., 6.80%, 02/15/2009	1,385,000	1,398,850
Collins & Aikman Products Co., 10.75%, 12/31/2011	1,580,000	1,619,500
Dana Corp., 9.00%, 08/15/2011	1,300,000	1,540,500
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	672,000	668,640
RJ Tower Corp., 12.00%, 06/01/2013	1,300,000	1,202,500
Tenneco Automotive, Inc., Ser. B, 10.25%, 07/15/2013	1,095,000	1,253,775
TRW Automotive, Inc., 9.375%, 02/15/2013	1,160,000	1,328,200

		9,011,965

Hotels, Restaurants & Leisure 2.7%
Equinox Holdings, Inc., 9.00%, 12/15/2009 144A	1,500,000	1,515,000
Friendly Ice Cream Corp., 8.375%, 06/15/2012	1,005,000	974,850
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	1,135,000	1,255,594
La Quinta Corp., 8.875%, 03/15/2011	520,000	575,900
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	1,000,000	1,122,500
MTR Gaming Group, Inc., 9.75%, 04/01/2010	1,200,000	1,278,000
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012 144A	1,750,000	1,855,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010	2,000,000	2,290,000

		10,866,844

Household Durables 0.9%
Ames True Temper, Inc., 10.00%, 07/15/2012 144A	555,000	556,388
Amscan Holdings, Inc., 8.75%, 05/01/2014 144A	700,000	701,750
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	465,000	437,100
Meritage Corp., 9.75%, 06/01/2011	500,000	555,000
WCI Communities, Inc., 9.125%, 05/01/2012	1,300,000	1,410,500

		3,660,738

Leisure Equipment & Products 0.3%
ICON Health & Fitness, Inc., 11.25%, 04/01/2012	1,100,000	1,204,500

Media 4.8%
AMC Entertainment, Inc., 9.875%, 02/01/2012	1,100,000	1,133,000
CCO Holdings LLC, 8.75%, 11/15/2013	2,000,000	1,930,000
Charter Communications Holdings LLC, 8.625%, 04/01/2009	600,000	456,000
Cinemark USA, Inc., 9.00%, 02/01/2013	150,000	165,375
CSC Holdings, Inc., 7.625%, 04/01/2011	835,000	847,525
Dex Media East LLC, 12.125%, 11/15/2012	1,000,000	1,190,000
Dow Jones & Co., 8.00%, 12/29/2009	12,000,000	11,670,000
Emmis Operations Co., 6.875%, 05/15/2012 144A	2,125,000	2,087,812
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	250,000	247,500

		19,727,212

Specialty Retail 1.8%
FTD, Inc., 7.75%, 02/15/2014 144A	2,000,000	1,920,000
General Nutrition Centers, Inc., 8.50%, 12/01/2010 144A	1,500,000	1,526,250
Group 1 Automotive, Inc., 8.25%, 08/15/2013	750,000	783,750
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	1,100,000	1,237,500
United Auto Group, Inc., 9.625%, 03/15/2012	1,300,000	1,430,000
Warnaco Group, Inc., 8.875%, 06/15/2013	385,000	420,612

		7,318,112

Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011 144A	400,000	428,000

[1]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
CONSUMER STAPLES 2.0%
Food & Staples Retailing 0.6%
Duane Reade, Inc., 9.75%, 08/01/2011 144A	$625,000	$626,562
Michael Foods, Inc., 8.00%, 11/15/2013	900,000	942,750
Rite Aid Corp., 9.50%, 02/15/2011	600,000	661,500

		2,230,812

Food Products 0.4%
Chiquita Brands International, Inc., 10.56%, 03/15/2009	750,000	816,563
Del Monte Foods Co., 8.625%, 12/15/2012	330,000	361,350
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013 144A	285,000	313,500

		1,491,413

Personal Products 0.6%
Playtex Products, Inc., 8.00%, 03/01/2011 144A	2,500,000	2,606,250

Tobacco 0.4%
North Atlantic Trading, Inc., 9.25%, 03/01/2012	1,735,000	1,708,975

ENERGY 4.9%
Energy Equipment & Services 1.9%
Dresser, Inc., 9.375%, 04/15/2011	775,000	842,812
General Maritime Corp., 10.00%, 03/15/2013	1,115,000	1,232,075
Grant Prideco, Inc., 9.625%, 12/01/2007	750,000	836,250
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	525,000	510,563
Lone Star Technologies, Inc., 9.00%, 06/01/2011	800,000	844,000
NRG Energy, Inc., 8.00%, 12/15/2013 144A	1,450,000	1,489,875
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	2,000,000	2,115,000

		7,870,575

Oil & Gas 3.0%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,620,000	1,603,800
El Paso Energy Partners LP, 8.50%, 06/01/2011	804,000	884,400
El Paso Production Holding Co., 7.75%, 06/01/2013	1,300,000	1,244,750
Encore Acquisition Co., 6.25%, 04/15/2014 144A	535,000	517,612
Evergreen Resources, Inc., 5.875%, 03/15/2012 144A	420,000	429,450
Exco Resources, Inc., 7.25%, 01/15/2011	225,000	234,000
Gulfterra Energy Partners LP, Ser. B, 6.25%, 06/01/2010	1,200,000	1,230,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	795,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,300,000	1,436,500
Premcor Refining Group, Inc., 6.75%, 05/01/2014	1,500,000	1,518,750
Tesoro Petroleum Corp., 9.625%, 04/01/2012	1,500,000	1,721,250
Tri-Union Development Corp., 12.50%, 06/01/2006+	908,500	681,375

		12,296,887

FINANCIALS 3.1%
Capital Markets 0.4%
Affinity Group, Inc., 9.00%, 02/15/2012 144A	1,620,000	1,686,825

Diversified Financial Services 0.8%
Arch Western Finance LLC, 6.75%, 07/01/2013 144A	1,500,000	1,530,000
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 0.00%, 02/01/2014 144A +	1,265,000	866,525
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	1,000,000	885,000

		3,281,525

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,300,000	1,417,000

[2]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
FINANCIALS (continued)
Real Estate 1.5%
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	$750,000	$791,250
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT	1,500,000	1,500,000
LNR Property Corp., 7.625%, 07/15/2013	920,000	924,600
Lyon William Homes, Inc., 7.50%, 02/15/2014 144A	2,000,000	1,900,000
Universal City Development Partners, 11.75%, 04/01/2010	885,000	1,031,025

		6,146,875

HEALTH CARE 1.9%
Health Care Equipment & Supplies 0.7%
NeighborCare, Inc., 6.875%, 11/15/2013	1,125,000	1,170,000
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	700,000	759,500
Universal Hospital Services, Inc., 10.125%, 11/01/2011	1,050,000	1,063,125

		2,992,625

Health Care Providers & Services 0.9%
IASIS Healthcare Corp., 8.75%, 06/15/2014 144A	590,000	616,550
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	845,000	963,300
Select Medical Corp., 9.50%, 06/15/2009	1,101,000	1,183,575
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A	950,000	991,563

		3,754,988

Pharmaceuticals 0.3%
Alpharma, Inc., 8.625%, 05/01/2011 144A	1,050,000	1,089,375

INDUSTRIALS 4.1%
Aerospace & Defense 0.0%
Argo Tech Corp., 9.25%, 06/01/2011 144A	190,000	200,450

Commercial Services & Supplies 2.5%
Allied Waste North America, Inc.:
6.50%, 11/15/2010	450,000	447,750
Ser. B, 7.375%, 04/15/2014	4,370,000	4,206,125
American Color Graphics, Inc., 10.00%, 06/15/2010	850,000	782,000
Cenveo Corp., 7.875%, 12/01/2013	1,025,000	940,438
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	570,000	589,950
Coinmach Corp., 9.00%, 02/01/2010	560,000	567,700
Geo Group, Inc., 8.25%, 07/15/2013	390,000	397,800
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/15/2007 +	525,000	409,500
United Rentals North America, Inc., 7.75%, 11/15/2013	1,875,000	1,823,437

		10,164,700

Machinery 1.5%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	2,225,000	2,419,687
SPX Corp., 7.50%, 01/01/2013	665,000	679,963
Terex Corp., 7.375%, 01/15/2014 144A	1,440,000	1,458,000
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	1,750,000	1,706,250

		6,263,900

Marine 0.1%
Horizon Lines LLC, 9.00%, 11/01/2012 144A	300,000	312,750

INFORMATION TECHNOLOGY 0.4%
IT Services 0.2%
Stratus Technologies, Inc., 10.375%, 12/01/2008 144A	1,000,000	975,000

Semiconductors & Semiconductor Equipment 0.2%
Amkor Technology, Inc., 7.75%, 05/15/2013	1,000,000	860,000

[3]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
MATERIALS 6.9%
Chemicals 2.7%
Acetex Corp., 10.875%, 08/01/2009	$1,000,000	$1,100,000
Equistar Chemicals LP, 10.625%, 05/01/2011	745,000	830,675
Ethyl Corp., 8.875%, 05/01/2010	250,000	268,750
FMC Corp., 10.25%, 11/01/2009	920,000	1,067,200
HMP Equity Holdings Corp., 0.00%, 05/15/2008 144A ¤	1,000,000	595,000
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	750,000	855,000
Huntsman International LLC:
9.875%, 03/01/2009	1,300,000	1,394,250
11.50%, 07/15/2012 144A	1,400,000	1,424,500
Lyondell Chemical Co., 9.50%, 12/15/2008	1,750,000	1,839,687
Methanex Corp., 8.75%, 08/15/2012	735,000	834,225
Nalco Co., 8.875%, 11/15/2013 144A	800,000	844,000

		11,053,287

Containers & Packaging 1.6%
Graphic Packaging International, Inc., 9.50%, 08/15/2013	1,000,000	1,105,000
Jarden Corp., 9.75%, 05/01/2012	1,525,000	1,669,875
Jefferson Smurfit Group, 7.50%, 06/01/2013	1,300,000	1,326,000
Owens-Brockway Glass Container, Inc.:
8.25%, 05/15/2013	1,335,000	1,405,088
8.75%, 11/15/2012	1,025,000	1,132,625

		6,638,588

Metals & Mining 2.0%
Alaska Steel Corp., 7.75%, 06/15/2012	500,000	465,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	990,000	1,002,375
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	820,000	758,500
7.50%, 11/15/2006	1,200,000	1,239,000
10.125%, 02/01/2010	1,680,000	1,873,200
Massey Energy Co., 6.625%, 11/15/2010	670,000	686,750
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	850,000	909,500
Peabody Energy Corp.:
5.875%, 04/15/2016	500,000	463,750
6.875%, 03/15/2013	440,000	455,400
U.S. Steel Corp., 10.75%, 08/01/2008	325,000	377,812

		8,231,287

Paper & Forest Products 0.6%
Georgia Pacific Corp.:
8.00%, 01/15/2024	420,000	439,950
8.125%, 05/15/2011	1,600,000	1,804,000

		2,243,950

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 0.8%
FairPoint Communications, Inc., 12.50%, 05/01/2010	1,040,000	1,138,800
Insight Midwest LP, 9.75%, 10/01/2009	750,000	780,000
RCN Corp., 12.50%, 06/30/2008	1,369,578	1,403,818

		3,322,618

Wireless Telecommunications Services 1.6%
AT&T Wireless Services, Inc., 7.875%, 03/01/2011	2,300,000	2,646,941
Dobson Communications Corp., 10.875%, 07/01/2010	1,000,000	875,000
Nextel Communications, Inc., 7.375%, 08/01/2015	2,000,000	2,110,000
Rural Cellular Corp., 9.75%, 01/15/2010	925,000	855,625

		6,487,566

[4]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
UTILITIES 1.1%
Multi-Utilities & Unregulated Power 1.1%
AES Corp., 9.50%, 06/01/2009	$2,005,000	$2,185,450
Reliant Resources, Inc.:
9.25%, 07/15/2010	1,300,000	1,391,000
9.50%, 07/15/2013	1,000,000	1,080,000

		4,656,450

Total Corporate Bonds (cost $157,085,331)		162,202,042

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 13.2%
CONSUMER DISCRETIONARY 1.1%
Automobiles 0.5%
GIE PSA Tresorerie, 5.875%, 09/27/2011, EUR	700,000	918,134
Renault SA, 6.125%, 06/26/2009, EUR	720,000	942,720

		1,860,854

Hotels, Restaurants & Leisure 0.2%
Sodexho Alliance SA, 5.875%, 03/25/2009, EUR	720,000	925,049

Internet & Catalog Retail 0.2%
Great University Stores, 6.375%, 07/16/2009, GBP	450,000	830,734

Specialty Retail 0.2%
LVMH Moet Hennessy, 6.125%, 06/25/2008, EUR	650,000	849,699

CONSUMER STAPLES 0.4%
Food & Staples Retailing 0.4%
Casino Guichard Perrachon SA, 6.00%, 03/06/2008, EUR	700,000	903,101
Tesco plc, 4.75%, 04/13/2010, GBP	750,000	935,035

		1,838,136

ENERGY 0.3%
Oil & Gas 0.3%
Transco plc, 7.00%, 12/15/2008, AUD	1,500,000	1,078,416

FINANCIALS 9.6%
Capital Markets 1.2%
General Electric Capital Corp.:
6.50%, 01/27/2009, NZD	2,700,000	1,697,258
FRN, 2.17%, 03/31/2008, EUR	1,000,000	1,200,189
Merrill Lynch & Co., Inc., FRN, 2.32%, 02/09/2009, EUR	1,000,000	1,203,351
Morgan Stanley, 4.375%, 03/01/2010, EUR	720,000	876,324

		4,977,122

Commercial Banks 3.4%
Australia & New Zealand Bank, 4.875%, 12/22/2008, GBP	450,000	795,287
Banco Santander, 4.00%, 09/10/2010, EUR	2,200,000	2,655,026
BSCH Issuances, Ltd., 5.125%, 07/06/2009, EUR	1,350,000	1,712,378
Eurofima, 6.50%, 08/22/2011, AUD	1,500,000	1,076,340
European Investment Bank:
4.00%, 04/15/2009, SEK	5,000,000	651,117
6.00%, 08/14/2013, AUD	1,530,000	1,062,032
HBOS Treasury Services plc, FRN, 2.20%, 03/14/2008, EUR	1,000,000	1,203,341
Kreditanst Fur Wie, 6.00%, 07/15/2009, NZD	4,650,000	2,865,175
Royal Bank Of Canada, FRN, 4.91%, 04/08/2010, GBP	1,036,000	1,884,169

		13,904,865

[5]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) (continued)
FINANCIALS (continued)
Consumer Finance 1.1%
International Lease Finance Corp., 4.125%, 10/09/2008, EUR	1,440,000	$1,749,442
Nationwide Building Society, FRN, 2.19%, 11/01/2008, EUR	975,000	1,172,549
Toyota Credit Canada, Inc., 4.75%, 12/30/2008, CAD	2,150,000	1,637,009

		4,559,000

Diversified Financial Services 1.6%
BAT International Finance plc, 4.875%, 02/25/2009, EUR	720,000	887,715
Cedulas, 3.25%, 06/19/2010, EUR	2,600,000	3,027,493
Household Financial Corp., 5.125%, 06/24/2009, EUR	1,350,000	1,710,348
Network Rail Finance plc FRN, 2.09%, 02/27/2007, EUR	800,000	962,576

		6,588,132

Insurance 0.3%
AIG Sunamerica, 5.50%, 03/07/2011, EUR	750,000	972,977

Thrifts & Mortgage Finance 2.0%
Nykredit:
4.00%, 10/01/2020, DKK	35,540,000	5,552,586
5.00%, 10/01/2022, DKK	11,000,000	1,809,831
6.00%, 10/01/2022, DKK	5,400,000	923,289

		8,285,706

INDUSTRIALS 0.5%
Construction & Engineering 0.3%
Deutsche Bahn Finance BV, 4.875%, 07/06/2009, EUR	750,000	945,140

Industrial Conglomerates 0.2%
Tyco International Group, 5.50%, 11/19/2008, EUR	720,000	913,745

MATERIALS 0.9%
Chemicals 0.9%
Nalco Co., 9.00%, 11/15/2013, EUR	3,000,000	3,775,328

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Sogerim SA, 7.25%, 05/11/2005, EUR	700,000	959,274

UTILITIES 0.2%
Electric Utilities 0.2%
International Endesa BV, 4.375%, 06/18/2009, EUR	700,000	860,108

Total Foreign Bonds-Corporate (cost $54,254,097)		54,124,285

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 13.0%
Australia, 6.50%, 05/15/2013, AUD	6,250,000	4,586,309
Canada:
4.40%, 03/15/2008, CAD	1,465,000	1,117,754
4.50%, 04/17/2008, CAD	2,400,000	1,824,108
Hungary:
7.75%, 04/12/2005, HUF	600,000,000	2,835,210
8.50%, 10/12/2005, HUF	2,355,500,000	11,091,824
New Zealand, 6.50%, 04/15/2013, NZD	1,400,000	901,298
Norway, 6.50%, 05/15/2013, NOK	33,000,000	5,447,627
Poland, 5.00%, 10/24/2013, PLN	27,000,000	6,239,571
Slovakia, 4.95%, 03/05/2008, SKK	140,000,000	4,302,619
South Africa:
7.00%, 04/10/2008, EUR	750,000	986,106
13.00%, 08/31/2010, ZAR	6,000,000	1,105,003
[6]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) (continued)
Sweden:
3.83%, 12/01/2015, SEK	15,300,000	$2,417,139
5.25%, 03/15/2011, SEK	26,500,000	3,645,671
6.75%, 05/05/2014, SEK	14,400,000	2,191,363
United Kingdom, 6.14%, 08/23/2011, GBP	1,000,000	4,574,255

Total Foreign Bonds-Government (cost $52,682,865)		53,265,857

MORTGAGE-BACKED SECURITIES 9.6%
FHLMC, 5.50%, TBA #	$24,740,000	25,220,416
GNMA:
5.86%, 03/16/2024 ##	3,335,000	3,530,734
6.00%, 06/15/2031-09/15/2031	161,447	166,484
7.50%, 09/15/2030-02/15/2031	134,568	144,893
8.00%, 10/15/2030	2,441	2,671
FNMA:
4.44%, 04/01/2014	5,694,870	5,523,922
6.17%, 02/25/2016	1,875,000	1,993,180
6.21%, 09/01/2008	1,837,281	1,971,017
6.22%, 06/25/2009	654,519	682,454

Total Mortgage-Backed Securities (cost $38,771,739)		39,235,771

U.S. TREASURY OBLIGATIONS 4.5%
U.S. Treasury Bonds, 5.375%, 02/15/2031 ##	7,215,000	7,391,998
U.S. Treasury Notes:
2.50%, 05/31/2006 ##	4,235,000	4,228,055
3.125%, 05/15/2007 ##	3,315,000	3,326,397
3.875%, 05/15/2009 ##	3,475,000	3,507,717

Total U.S. Treasury Obligations (cost $18,221,421)		18,454,167

YANKEE OBLIGATIONS - CORPORATE 5.3%
CONSUMER DISCRETIONARY 0.3%
Media 0.3%
IMAX Corp., 9.625%, 12/01/2010 144A	1,300,000	1,222,000

ENERGY 0.4%
Energy Equipment & Services 0.4%
Petroleum Geo Services, 10.00%, 11/05/2010	1,425,000	1,517,625

FINANCIALS 0.3%
Diversified Financial Services 0.3%
Ship Finance International, Ltd., 8.50%, 12/15/2013 144A	865,000	834,725
Stone Container Finance Co., 7.375%, 07/15/2014 144A	200,000	202,500

		1,037,225

HEALTH CARE 0.6%
Pharmaceuticals 0.6%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	2,350,000	2,341,187

INDUSTRIALS 1.0%
Commercial Services & Supplies 0.5%
Stena AB, 7.50%, 11/01/2013	2,000,000	1,940,000

Marine 0.3%
CP Ships, Ltd., 10.375%, 07/15/2012	1,090,000	1,258,950

Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	1,070,000	1,072,675

INFORMATION TECHNOLOGY 0.2%
Electronic Equipment & Instruments 0.2%
Celestica, Inc., 7.875%, 07/01/2011	900,000	924,750

[7]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS - CORPORATE (continued)
MATERIALS 0.6%
Containers & Packaging 0.6%
Crown European Holdings SA:
9.50%, 03/01/2011	$500,000	$550,000
10.875%, 03/01/2013	1,500,000	1,728,750

		2,278,750

Metals & Mining 0.0%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	141,000	157,920

Paper & Forest Products 0.0%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	165,000	169,125

TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunications Services 0.3%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	465,000	435,938
9.625%, 05/01/2011	745,000	838,125

		1,274,063

UTILITIES 1.6%
Electric Utilities 0.5%
Enersis SA, 7.375%, 01/15/2014 144A	1,800,000	1,815,570

Gas Utilities 1.1%
Gazprom, 9.625%, 03/01/2013 144A	4,300,000	4,520,375

Total Yankee Obligations-Corporate (cost $21,561,085)		21,530,215

YANKEE OBLIGATIONS - GOVERNMENT 8.7%
Brazil:
9.25%, 10/22/2010	3,250,000	3,258,125
10.00%, 01/16/2007	1,000,000	1,082,500
Ser. L, 8.00%, 04/15/2014	1,524,601	1,443,187
Colombia, 9.75%, 04/09/2011	3,168,858	3,572,888
Indonesia, 6.75%, 03/10/2014 144A	2,250,000	2,092,500
Mexico:
8.30%, 08/15/2031	1,400,000	1,515,500
8.375%, 01/14/2011	2,985,000	3,425,288
Peru, 9.125%, 01/15/2008	2,700,000	2,983,500
Philippines, 9.375%, 01/18/2017	6,000,000	6,270,000
Russia:
Ser. V, 3.00%, 05/14/2008	2,500,000	2,203,750
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2007 +	2,500,000	2,297,625
Venezuela:
9.25%, 09/15/2027	1,000,000	892,000
10.75%, 09/19/2013	4,400,000	4,589,200

Total Yankee Obligations-Government (cost $33,714,279)		35,626,063

	Shares	Value

COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
IMAX Corp. *	27,389	123,251

ENERGY 0.0%
Oil & Gas 0.0%
Tri-Union Development Corp.*+	590	0
Tribo Petroleum Corp., Class A*+	1,000	0

		0

[8]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS (continued)
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc 144A*+	2,000	$0

Total Common Stocks (cost $231,381)		123,251

WARRANTS 0.1%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc, Expiring 3/16/2011 144A*+	2,000	20

MATERIALS 0.1%
Chemicals 0.1%
HMP Equity Holdings Corp., Expiring 5/15/2011 144A *	1,000	200,500

TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
RCN Corp., Expiring 06/30/2013*+	175,000	0

Total Warrants (cost $382,867)		200,520

	Principal Amount	Value

SHORT-TERM INVESTMENTS 7.8%
COMMERCIAL PAPER 6.1%
Bavaria Universal Funding, 1.33%, 08/10/2004	$3,115,000	3,114,079
Check Point Charlie, Inc., 1.33%, 08/12/2004	1,698,000	1,697,373
Crown Point Capital Co., 1.33%, 08/12/2004	1,999,000	1,998,261
Giro Balanced Funding, 1.36%, 08/16/2004	3,120,000	3,118,350
Mortgage Interest Network, 1.33%, 08/11/2004	1,417,000	1,416,529
Paradigm Funding LLC, 1.35%, 08/17/2004	3,120,000	3,118,245
Park Granada LLC, 1.33%, 08/11/2004	3,115,000	3,113,964
Rhineland Funding Capital, 1.38%, 08/11/2004	1,116,000	1,115,615
Three Crowns Funding, 1.35%, 08/16/2004	3,120,000	3,118,362
Three Pillars Funding Corp., 1.35%, 08/17/2004	3,120,000	3,118,245

		24,929,023

	Shares	Value

MUTUAL FUND SHARES 1.7%
Evergreen Institutional Money Market Fund ##	6,963,050	6,963,050

Total Short-Term Investments (cost $31,892,073)		31,892,073

Total Investments (cost $420,637,953) 104.7%		428,431,308
Other Assets and Liabilities (4.7%)		(19,330,360)

Net Assets 100.0%		$409,100,948

144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise noted, this security has been determined to be liquid under guidelines established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based upon its fair value determined under procedures approved by the Board of Trustees.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
+	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
*	Non-income producing security.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

[9]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
DKK	Danish Krone
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Pound Sterling
GNMA	Government National Mortgage Association
HUF	Hungarian Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SKK	Slovakia Koruna
TBA	To Be Announced
ZAR	South African Rand

At July 31, 2004, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2004	In Exchange for U.S. $	Unrealized Loss
8/25/2004	1,500,000 GBP	$2,722,389	$2,736,187	$13,798

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at July 31, 2004	In Exchange for U.S. $	Unrealized Gain (Loss)
8/25/2004 10/29/2004	6,066,600 GBP 5,000,000 EUR	$11,010,431 6,008,706	$10,740,612 6,017,600	$(269,819) 8,894

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $420,637,953. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,980,213 and $4,186,858, respectively, with a net unrealized appreciation of $7,793,355.

[10]
EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 85.6%
CONSUMER DISCRETIONARY 22.4%
Auto Components 4.0%
Collins & Aikman Products Co.:
10.75%, 12/31/2011 þ	$3,715,000	$3,807,875
11.50%, 04/15/2006 þ	3,804,000	3,775,470
Dana Corp., 9.00%, 08/15/2011 þ	8,000,000	9,480,000
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	4,039,000	4,018,805
RJ Tower Corp., 12.00%, 06/01/2013 þ	8,200,000	7,585,000
Tenneco Automotive, Inc., Ser. B, 10.25%, 07/15/2013	6,540,000	7,488,300
TRW Automotive, Inc., 9.375%, 02/15/2013	7,138,000	8,173,010

		44,328,460

Hotels, Restaurants & Leisure 6.4%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	5,500,000	6,215,000
Friendly Ice Cream Corp., 8.375%, 06/15/2012	2,800,000	2,716,000
Inn of The Mountain Gods, MTN, 12.00%, 11/15/2010	13,000,000	14,625,000
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	6,995,000	7,738,219
La Quinta Corp., 8.875%, 03/15/2011	2,990,000	3,311,425
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	6,000,000	6,735,000
MTR Gaming Group, Inc., 9.75%, 04/01/2010	9,430,000	10,042,950
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012 144A	6,000,000	6,360,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010	12,000,000	13,740,000

		71,483,594

Household Durables 2.6%
Ames True Temper, Inc., 10.00%, 07/15/2012 144A	3,350,000	3,358,375
Amscan Holdings, Inc., 8.75%, 05/01/2014 144A	1,915,000	1,919,787
K. Hovnanian Enterprises, Inc.:
6.375%, 12/15/2014	3,000,000	2,820,000
10.50%, 10/01/2007 144A	4,280,000	5,018,300
Meritage Corp., 9.75%, 06/01/2011	5,400,000	5,994,000
Technical Olympic USA, Inc.:
7.50%, 03/15/2011	1,000,000	935,000
10.375%, 07/01/2012	1,200,000	1,275,000
WCI Communities, Inc., 9.125%, 05/01/2012 þ	6,800,000	7,378,000

		28,698,462

Leisure Equipment & Products 0.7%
ICON Health & Fitness, Inc., 11.25%, 04/01/2012 þ	7,000,000	7,665,000

Media 4.3%
Cablevision Systems Corp., 8.00%, 04/15/2012 144A	8,615,000	8,507,312
CCO Holdings LLC, 8.75%, 11/15/2013	6,000,000	5,790,000
Charter Communications Holdings LLC, 8.625%, 04/01/2009	3,500,000	2,660,000
Cinemark USA, Inc., 9.00%, 02/01/2013	5,000,000	5,512,500
Cinemark, Inc., Sr. Disc. Note, Step Bond, 9.00%, 03/15/2014 144A †	5,860,000	3,896,900
CSC Holdings, Inc., 7.625%, 04/01/2011 þ	6,530,000	6,627,950
Dex Media East LLC, 12.125%, 11/15/2012	6,000,000	7,140,000
Emmis Operations Co., 6.875%, 05/15/2012 144A	5,835,000	5,732,888
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	1,530,000	1,514,700

		47,382,250

Specialty Retail 4.0%
Cole National Group, Inc., 8.875%, 05/15/2012	2,440,000	2,671,800
General Nutrition Centers, Inc., 8.50%, 12/01/2010 144A	7,000,000	7,122,500
Group 1 Automotive, Inc., 8.25%, 08/15/2013	2,700,000	2,821,500
Michaels Stores, Inc., 9.25%, 07/01/2009	3,329,000	3,649,416
Office Depot, Inc., 10.00%, 07/15/2008	8,000,000	9,320,000
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	5,730,000	6,446,250
[1]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS (continued)
CONSUMER DISCRETIONARY (continued)
Specialty Retail (continued)
Tempur-Pedic, Inc., 10.25%, 08/15/2010 þ	$1,300,000	$1,470,625
United Auto Group, Inc., 9.625%, 03/15/2012 þ	7,000,000	7,700,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,277,500

		44,479,591

Textiles, Apparel & Luxury Goods 0.4%
Oxford Industries, Inc., 8.875%, 06/01/2011 144A	4,000,000	4,280,000

CONSUMER STAPLES 5.2%
Food & Staples Retailing 0.7%
Duane Reade, Inc., 9.75%, 08/01/2011 144A	3,750,000	3,759,375
Michael Foods, Inc., 8.00%, 11/15/2013 þ	2,500,000	2,618,750
Rite Aid Corp., 9.50%, 02/15/2011	1,920,000	2,116,800

		8,494,925

Food Products 1.6%
Chiquita Brands International, Inc., 10.56%, 03/15/2009	5,545,000	6,037,119
Del Monte Foods Co., 8.625%, 12/15/2012	4,547,000	4,978,965
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013 144A	5,985,000	6,583,500

		17,599,584

Personal Products 1.5%
Playtex Products, Inc.:
8.00%, 03/01/2011 144A	8,000,000	8,340,000
9.375%, 06/01/2011 þ	8,000,000	8,100,000

		16,440,000

Tobacco 1.4%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	9,125,000	9,626,875
North Atlantic Trading, Inc., 9.25%, 03/01/2012	6,105,000	6,013,425

		15,640,300

ENERGY 11.4%
Energy Equipment & Services 2.9%
Dresser, Inc., 9.375%, 04/15/2011	5,000,000	5,437,500
General Maritime Corp., 10.00%, 03/15/2013 þ	5,990,000	6,618,950
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	3,025,000	2,941,813
NRG Energy, Inc., 8.00%, 12/15/2013 144A	4,160,000	4,274,400
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009 þ	8,300,000	8,777,250
SESI LLC, 8.875%, 05/15/2011	4,150,000	4,502,750

		32,552,663

Oil & Gas 8.5%
Chesapeake Energy Corp., 6.875%, 01/15/2016	9,145,000	9,053,550
El Paso Energy Corp., 6.75%, 05/15/2009 þ	12,000,000	11,130,000
El Paso Energy Partners LP, 8.50%, 06/01/2011	1,994,000	2,193,400
El Paso Production Holding Co., 7.75%, 06/01/2013	7,830,000	7,497,225
Encore Acquisition Co., 6.25%, 04/15/2014 144A	3,445,000	3,333,037
Evergreen Resources, Inc., 5.875%, 03/15/2012 144A	1,160,000	1,186,100
Exco Resources, Inc., 7.25%, 01/15/2011	3,505,000	3,645,200
Gulfterra Energy Partners LP, Ser. B, 6.25%, 06/01/2010	6,500,000	6,662,500
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	8,400,000	8,904,000
Petroleum Helicopters, Inc., 9.375%, 05/01/2009	1,500,000	1,597,500
Plains Exploration & Production Co., 8.75%, 07/01/2012	2,730,000	3,016,650
Premcor Refining Group, Inc.:
6.75%, 05/01/2014	8,000,000	8,100,000
9.50%, 02/01/2013 þ	5,250,000	6,116,250
Semco Energy, Inc., 7.75%, 05/15/2013 þ	4,500,000	4,747,500
Stone Energy Corp., 8.25%, 12/15/2011	4,200,000	4,441,500
[2]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS (continued)
ENERGY (continued)
Oil & Gas (continued)
Tesoro Petroleum Corp., 9.625%, 04/01/2012 þ	$9,000,000	$10,327,500
Tri-Union Development Corp., 12.50%, 06/01/2006  •+	3,112,062	2,334,047

		94,285,959

FINANCIALS 8.2%
Capital Markets 0.4%
Affinity Group, Inc., 9.00%, 02/15/2012 144A	4,559,000	4,747,059

Diversified Financial Services 3.0%
Arch Western Finance LLC, 6.75%, 07/01/2013 144A	5,500,000	5,610,000
ArvinMeritor, Inc., 6.80%, 02/15/2009 þ	8,998,000	9,087,980
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 9.00%, 02/01/2014 144A †	10,130,000	6,939,050
Northern Telecom Capital Corp., 7.875%, 06/15/2026 þ	6,500,000	6,045,000
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	6,500,000	5,752,500
Ship Finance International, Ltd., 8.50%, 12/15/2013 144A	6,915,000	6,672,975

		40,107,505

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	4,100,000	4,469,000

Real Estate 4.4%
Choctaw Resort Development Enterprise, 9.25%, 04/01/2009	6,250,000	6,750,000
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	5,600,000	5,908,000
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008 REIT	4,274,000	4,412,905
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT þ	4,000,000	4,000,000
LNR Property Corp., 7.625%, 07/15/2013	7,800,000	7,839,000
Lyon William Homes, Inc., 7.50%, 02/15/2014 144A	6,325,000	6,008,750
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014 REIT 144A	1,200,000	1,149,000
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	6,325,000	6,483,125
Universal City Development Partners, 11.75%, 04/01/2010	5,315,000	6,191,975

		48,742,755

HEALTH CARE 3.3%
Health Care Equipment & Supplies 0.9%
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	2,000,000	2,170,000
Rotech Healthcare, Inc., 9.50%, 04/01/2012	2,000,000	2,135,000
Universal Hospital Services, Inc., 10.125%, 11/01/2011	5,370,000	5,437,125

		9,742,125

Health Care Providers & Services 2.4%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	5,000,000	5,593,750
IASIS Healthcare Corp., 8.75%, 06/15/2014 144A	3,845,000	4,018,025
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	5,535,000	6,309,900
Team Health, Inc., 9.00%, 04/01/2012 144A þ	4,805,000	4,684,875
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A þ	6,100,000	6,366,875

		26,973,425

INDUSTRIALS 10.0%
Aerospace & Defense 0.1%
Argo Tech Corp., 9.25%, 06/01/2011 144A	1,220,000	1,287,100

Building Products 0.7%
Nortek Holdings, Inc., 9.875%, 06/15/2011	7,000,000	8,181,250

Commercial Services & Supplies 6.3%
Allied Waste North America, Inc.:
6.50%, 11/15/2010 þ	3,595,000	3,577,025
Ser. B, 7.375%, 04/15/2014	11,890,000	11,444,125
[3]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS (continued)
INDUSTRIALS (continued)
Commercial Services & Supplies (continued)
American Color Graphics, Inc., 10.00%, 06/15/2010	$5,500,000	$5,060,000
Cenveo Corp., 7.875%, 12/01/2013	6,025,000	5,527,937
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	3,700,000	3,829,500
Coinmach Corp., 9.00%, 02/01/2010	5,000,000	5,068,750
Corrections Corporation of America, 7.50%, 05/01/2011 þ	3,000,000	3,108,750
Geo Group, Inc., 8.25%, 07/15/2013 þ	3,350,000	3,417,000
Hines Nurseries, Inc., 10.25%, 10/01/2011 þ	3,500,000	3,797,500
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 10.67%, 05/15/2013 †	5,000,000	3,900,000
Mobile Mini, Inc., 9.50%, 07/01/2013 þ	1,750,000	1,925,000
NationsRent, Inc., 9.50%, 10/15/2010 144A	1,175,000	1,251,375
Newpark Resource, Inc., 8.625%, 12/15/2007	3,500,000	3,587,500
Service Corp. International, 6.75%, 04/01/2016 144A	3,625,000	3,439,219
United Rentals North America, Inc., 7.75%, 11/15/2013 þ	11,250,000	10,940,625

		69,874,306

Construction & Engineering 0.4%
Transdigm, Inc., 8.375%, 07/15/2011	4,000,000	4,240,000

Machinery 2.2%
Case New Holland, Inc. 9.25%, 08/01/2011 144A	12,375,000	13,457,812
SPX Corp., 7.50%, 01/01/2013	2,815,000	2,878,338
Terex Corp.:
7.375%, 01/15/2014 144A	1,920,000	1,944,000
10.375%, 04/01/2011 þ	3,500,000	3,928,750
Wolverine Tube, Inc., Ser. B, 10.50%, 04/01/2009 þ	2,525,000	2,739,625

		24,948,525

Marine 0.2%
Horizon Lines LLC, 9.00%, 11/01/2012 144A	1,980,000	2,064,150

Transportation Infrastructure 0.1%
Offshore Logistics, Inc., 6.125%, 06/15/2013	1,000,000	975,000

INFORMATION TECHNOLOGY 1.1%
Communications Equipment 0.3%
Telex Communications, Inc., 11.50%, 10/15/2008 	3,250,000	3,461,250

IT Services 0.3%
Stratus Technologies, Inc., 10.375%, 12/01/2008 144A	4,000,000	3,900,000

Semiconductors & Semiconductor Equipment 0.5%
Amkor Technology, Inc., 7.75%, 05/15/2013 þ	6,000,000	5,160,000

MATERIALS 15.5%
Chemicals 6.9%
Acetex Corp., 10.875%, 08/01/2009	5,000,000	5,500,000
Equistar Chemicals LP, 10.625%, 05/01/2011 þ	6,000,000	6,690,000
Ethyl Corp., 8.875%, 05/01/2010	2,200,000	2,365,000
FMC Corp., 10.25%, 11/01/2009	5,000,000	5,800,000
HMP Equity Holdings Corp., 0.00%, 05/15/2008 144A¤	4,500,000	2,677,500
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	5,000,000	5,700,000
Huntsman International LLC:
9.875%, 03/01/2009 þ	4,280,000	4,590,300
11.50%, 07/15/2012 144A	9,250,000	9,411,875
Lyondell Chemical Co., 10.50%, 06/01/2013 þ	6,000,000	6,607,500
Methanex Corp., 8.75%, 08/15/2012 þ	4,795,000	5,442,325
Millennium America, Inc., 9.25%, 06/15/2008 þ	2,000,000	2,170,000
Nalco Co., 8.875%, 11/15/2013 144A þ	5,850,000	6,171,750
OM Group, Inc., 9.25%, 12/15/2011	13,000,000	13,357,500

		76,483,750

[4]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS (continued)
MATERIALS (continued)
Containers & Packaging 4.0%
Graphic Packaging International, Inc., 8.50%, 08/15/2011	$7,000,000	$7,630,000
Jarden Corp., 9.75%, 05/01/2012	9,020,000	9,876,900
Jefferson Smurfit Group, 7.50%, 06/01/2013	3,105,000	3,167,100
Owens-Brockway Glass Container, Inc.:
8.25%, 05/15/2013	7,850,000	8,262,125
8.75%, 11/15/2012 þ	3,835,000	4,237,675
8.875%, 02/15/2009	5,000,000	5,462,500
Stone Container Corp., 9.75%, 02/01/2011	5,000,000	5,550,000

		44,186,300

Metals & Mining 3.4%
Alaska Steel Corp., 7.75%, 06/15/2012 þ	2,900,000	2,697,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	5,800,000	5,872,500
Freeport-McMoRan Copper & Gold, Inc.:
7.20%, 11/15/2026	4,350,000	3,545,250
10.125%, 02/01/2010	5,285,000	5,892,775
Massey Energy Co., 6.625%, 11/15/2010 þ	5,400,000	5,535,000
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 þ	5,500,000	5,885,000
Peabody Energy Corp.:
5.875%, 04/15/2016	4,275,000	3,965,062
6.875%, 03/15/2013	2,380,000	2,463,300
U.S. Steel Corp., 10.75%, 08/01/2008 þ	1,501,000	1,744,913

		37,600,800

Paper & Forest Products 1.2%
Georgia Pacific Corp.:
8.00%, 01/15/2024	3,340,000	3,498,650
8.125%, 05/15/2011	9,000,000	10,147,500

		13,646,150

TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 3.3%
Centennial Communications Corp., 8.125%, 02/01/2014 144A	4,000,000	3,730,000
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	7,045,000	7,080,225
FairPoint Communications, Inc.:
11.875%, 03/01/2010	2,000,000	2,330,000
12.50%, 05/01/2010	5,580,000	6,110,100
Insight Midwest LP:
9.75%, 10/01/2009	2,305,000	2,397,200
10.50%, 11/01/2010	2,305,000	2,472,112
RCN Corp., 12.50%, 06/30/2008 	11,739,247	12,032,728

		36,152,365

Wireless Telecommunications Services 2.6%
Dobson Communications Corp., 10.875%, 07/01/2010	6,250,000	5,468,750
MetroPCS, Inc., 10.75%, 10/01/2011	8,000,000	8,360,000
Nextel Communications, Inc., 7.375%, 08/01/2015	8,000,000	8,440,000
Rural Cellular Corp.:
8.25%, 03/15/2012 144A	1,170,000	1,205,100
9.75%, 01/15/2010 þ	6,000,000	5,550,000

		29,023,850

UTILITIES 2.6%
Electric Utilities 0.2%
MSW Energy Holdings LLC, 8.50%, 09/01/2010 þ	2,250,000	2,418,750

Gas Utilities 0.3%
Semco Energy, Inc., 7.125%, 05/15/2008	3,500,000	3,631,250

[5]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS (continued)
UTILITIES (continued)
Multi-Utilities & Unregulated Power 2.1%
AES Corp., 9.50%, 06/01/2009 þ	$5,740,000	$6,256,600
Reliant Resources, Inc.:
9.25%, 07/15/2010 þ	4,000,000	4,280,000
9.50%, 07/15/2013	11,250,000	12,150,000

		22,686,600

Total Corporate Bonds (cost $920,656,790)		958,034,053

MORTGAGE-BACKED SECURITIES 0.0%
FNMA, 8.00%, 06/01/2030 (cost $119,846)	121,402	131,876

YANKEE OBLIGATIONS-CORPORATE 6.6%
CONSUMER DISCRETIONARY 0.7%
Media 0.7%
IMAX Corp., 9.625%, 12/01/2010 144A	8,000,000	7,520,000

ENERGY 0.8%
Energy Equipment & Services 0.8%
Petroleum Geo Services, 10.00%, 11/05/2010	8,050,000	8,573,250

FINANCIALS 0.2%
Diversified Financial Services 0.2%
Asat Finance, Ltd., 9.25%, 02/01/2011 144A	2,000,000	1,930,000

HEALTH CARE 0.8%
Pharmaceuticals 0.8%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	9,100,000	9,065,875

INDUSTRIALS 1.1%
Marine 0.9%
CP Ships, Ltd., 10.375%, 07/15/2012	6,690,000	7,726,950
Stena AB, 9.625%, 12/01/2012	2,000,000	2,190,000

		9,916,950

Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	2,940,000	2,947,350

INFORMATION TECHNOLOGY 0.5%
Electronic Equipment & Instruments 0.5%
Celestica, Inc., 7.875%, 07/01/2011	5,885,000	6,046,838

MATERIALS 1.9%
Containers & Packaging 1.2%
Crown European Holdings SA:
9.50%, 03/01/2011	3,250,000	3,575,000
10.875%, 03/01/2013	7,000,000	8,067,500
Stone Container Finance Co., 7.375%, 07/15/2014 144A	1,225,000	1,240,312

		12,882,812

Metals & Mining 0.1%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011 þ	912,000	1,021,440

Paper & Forest Products 0.6%
Ainsworth Lumber Co., Ltd., 6.75%, 03/15/2014 144A	5,950,000	5,741,750
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	1,315,000	1,347,875

		7,089,625

[6]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE (continued)
TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunications Services 0.6%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	$2,790,000	$2,615,625
9.625%, 05/01/2011	3,475,000	3,909,375

		6,525,000

Total Yankee Obligations-Corporate (cost $72,276,934)		73,519,140

	Shares	Value

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. * þ	372,332	1,675,494

ENERGY 0.0%
Oil & Gas 0.0%
Tri-Union Development Corp. *+	2,020	0
Tribo Petroleum Corp., Class A *+	3,425	0

		0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc 144A *+	4,500	0

INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
DecisionOne Corp. * +	331,000	0

Total Common Stocks (cost $3,970,692)		1,675,494

WARRANTS 0.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 2/15/2010 *	1,500	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance LLC, Expiring 11/01/2006 144A *	4,000	0
Ono Finance plc, Expiring 5/31/2011 144A *	4,500	0

		0

MATERIALS 0.1%
Chemicals 0.1%
HMP Equity Holdings Corp., Expiring 5/15/2011 144A *	4,500	902,250

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.0%
RCN Corp., Expiring 06/30/2013 *+	1,500,000	0

Wireless Telecommunications Services 0.1%
American Tower Escrow Corp., Expiring 08/01/2008 *	4,250	784,125

Total Warrants (cost $1,463,877)		1,686,375

SHORT-TERM INVESTMENTS 18.6%
MUTUAL FUND SHARES 18.6%
Evergreen Institutional Money Market Fund ø	59,501,002	59,501,002
Navigator Prime Portfolio þþ	147,629,173	147,629,173

Total Short-Term Investments (cost $207,130,175)		207,130,175

Total Investments (cost $1,205,618,314) 111.7%		1,242,177,113
Other Assets and Liabilities (11.7%)		(130,476,164)

Net Assets 100.0%		$1,111,700,949

[7]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise noted, this security has been determined to be liquid under the guidelines established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based on its fair value determined under procedures approved by the Board of the Trustees.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FNMA	Federal National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,205,728,168. The gross unrealized appreciation and depreciation on securities based on tax cost was $48,690,640 and $12,241,695, respectively, with a net unrealized appreciation of $36,448,945.

[8]
EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES 3.4%
Pinstripe I CDO, Ltd., Ser. 1A, Class B1, 2.12%, 05/01/2036 144A 	$8,000,000	$7,930,250
SLMA:
Ser. 1997-4, Class A2, FRN, 1.81%, 10/25/2010 ##	5,134,597	5,203,743
Ser. 1998-1, Class A2, FRN, 1.82%, 10/25/2011 ##	5,865,564	5,932,064

Total Asset-Backed Securities (cost $18,995,862)		19,066,057

COLLATERALIZED MORTGAGE OBLIGATIONS 35.9%
Banc America Large Loan, Inc., Ser. 2001-7WTA, Class G, 2.82%, 01/27/2011 144A 	8,000,000	7,435,625
Commerce 2003, Ser. 2003-FL9, Class E, 2.38%, 11/15/2015 144A	3,000,000	3,021,220
Countrywide Alternative Loan Trust:
Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034	5,000,000	5,015,304
Ser. 2004-2CB, Class M, 5.66%, 03/25/2034 ##	11,898,420	11,755,519
FHLMC:
Ser. 1370, Class JA, 2.59%, 09/15/2022	496,966	506,563
Ser. 1498, Class I, 2.59%, 04/15/2023	410,668	418,229
Ser. 1533, Class FA, 2.54%, 06/15/2023	110,515	112,878
Ser. 1616, Class FB, 2.61%, 11/15/2008	2,740,001	2,753,976
Ser. 1671, Class TA, 1.94%, 02/15/2024	2,036,531	2,049,046
Ser. 2030, Class F, 1.88%, 02/15/2028	2,130,498	2,140,786
Ser. 2181, Class PF, 1.78%, 05/15/2029	1,039,389	1,044,221
Ser. 2228, Class PE, 7.50%, 04/15/2030	312,500	323,970
Ser. 2262, Class Z, 7.50%, 10/15/2030	353,184	366,381
Ser. 2341, Class PE, 6.50%, 03/15/2030	41,587	41,595
Ser. 2359, Class PC, 6.00%, 07/15/2015	464,022	472,139
Ser. 2367, Class BC, 6.00%, 04/15/2016	277,545	283,573
Ser. 2374, Class PD, 5.50%, 04/15/2014	35,439	35,481
Ser. 2380, Class FL, 1.98%, 11/15/2031 ##	7,970,421	8,141,967
Ser. 2395, Class FD, 1.98%, 05/15/2029	3,130,050	3,175,666
Ser. 2481, Class FE, 2.38%, 03/15/2032	5,326,910	5,470,022
Ser. 2691, Class FC, 2.08%, 10/15/2033 ##	4,608,722	4,629,693
Ser. H012, Class A2, 2.50%, 11/15/2008 	6,589,341	6,479,801
Ser. SF1, Class A2, 2.38%, 11/15/2008  ##	11,000,000	10,871,221
FNMA:
Ser. 1993-174, Class FD, 2.56%, 09/25/2008	521,274	521,300
Ser. 1993-221, Class FH, 2.41%, 12/25/2008	4,589,756	4,678,553
Ser. 1997-34, Class F, 1.96%, 10/25/2023 ##	6,653,766	6,739,559
Ser. 1997-49, Class F, 1.94%, 06/17/2027	1,414,177	1,422,575
Ser. 1999-49, Class F, 1.70%, 05/25/2018	2,270,998	2,283,568
Ser. 2000-32, Class FM, 1.86%, 10/18/2030	1,214,390	1,222,082
Ser. 2001-53, Class CF, 1.70%, 10/25/2031	619,458	621,102
Ser. 2002-13, Class FE, 2.20%, 03/25/2032 	2,934,235	3,004,839
Ser. 2002-67, Class FA, 2.30%, 11/25/2032 ##	4,774,019	4,871,645
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031 ##	6,119,602	6,607,255
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042 ##	9,064,104	9,508,816
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	1,170,966	1,264,277
Ser. 2002-W5, Class A7, 6.25%, 08/25/2030 ##	19,480,000	20,318,748
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	8,401,404	8,960,618
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	2,748,415	2,883,261
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042 ##	12,817,802	13,428,206
Ser. G93, Class FH, 2.46%, 04/25/2023	350,306	360,232
[1]

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA:
Ser. 2000-12, Class FQ, 2.04%, 06/16/2029	$2,355,066	$2,362,603
Ser. 2000-36, Class FG, 1.92%, 11/20/2030	1,396,177	1,403,200
Greenwich Capital Acceptance, Inc., Ser. 2001-ZC1A, Class A, 6.36%, 06/14/2006 144A 	3,366,827	3,474,670
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 9/15/2019	480,550	523,203
Lehman Brothers, Ser. 2002-LLFA, Class J, 2.78%, 06/14/2017	2,000,000	2,022,335
Morgan Stanley Capital I, Inc., Ser. 1998-XL1, Class A2, 6.45%, 6/3/2030	800,000	824,406
PNC Mtge. Securities Corp., Ser. 1999-1, Class CB2, 6.80%, 3/25/2029	2,370,466	2,411,748
Residential Funding Mtge. Securities, Ser. 1995-J4, Class 1, 6.31%, 05/28/2025 144A 	369,742	369,627
Structured Asset Securities Corp., Ser. 2004-11XS, Class 1A1B, 1.60%, 06/25/2034 ##	21,513,543	21,528,381

Total Collateralized Mortgage Obligations (cost $200,491,266)		200,161,685

CORPORATE BONDS 7.4%
FINANCIALS 7.4%
Capital Markets 1.9%
Goldman Sachs, Inc., 6.125%, 02/15/2033	5,000,000	4,826,060
Morgan Stanley Group, Inc., 7.25%, 04/01/2032	5,000,000	5,659,535

		10,485,595

Commercial Banks 0.7%
Westpac Capital Trust IV, 5.26%, 12/29/2049 144A	4,000,000	3,757,456

Diversified Financial Services 1.2%
Verizon Global Funding Corp., 7.75%, 12/01/2030	6,000,000	6,905,250

Insurance 1.7%
Aegon NV, 4.75%, 06/01/2013	5,000,000	4,812,910
Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013 144A	5,000,000	4,848,710

		9,661,620

Real Estate 1.0%
Weingarten Realty Investors, 5.25%, 03/02/2015	5,600,000	5,547,763

Thrifts & Mortgage Finance 0.9%
Meridian Capital Group LLC, 1.59%, 04/15/2009 144A	4,793,750	4,798,055

Total Corporate Bonds (cost $41,781,922)		41,155,739

MORTGAGE-BACKED SECURITIES 61.0%
FHLMC:
2.85%, 02/23/2007 ##	10,000,000	9,914,070
5.50%, TBA #	119,155,000	120,974,239
6.50%, 04/01/2011-09/01/2028 ##	10,824,580	11,436,956
7.50%, 05/01/2027-08/01/2028	1,872,563	2,013,160
8.00%, 08/01/2023-11/01/2028	546,875	598,834
9.00%, 01/01/2017	197,866	221,364
9.50%, 09/01/2020	107,704	121,146
10.50%, 12/01/2019	344,470	389,412
FNMA:
2.63%, 06/01/2040-01/01/2041 ##	25,717,179	26,112,137
4.00%, 09/02/2008 þ	10,000,000	10,021,760
4.50%, TBA #	10,000,000	9,837,500
5.125%, 01/02/2014 þ	6,000,000	5,930,574
5.29%, 04/01/2007	973,191	988,296
5.50%, TBA #	20,000,000	20,056,240
[2]

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
FNMA: (continued)
6.00%, 02/01/2008-09/01/2013	$1,094,885	$1,146,511
6.08%, 01/01/2019  ##	13,104,342	13,481,092
6.22%, 08/01/2012	4,166,671	4,529,504
6.28%, 05/01/2011	7,731,427	8,417,454
6.50%, 01/01/2024	297,332	312,457
6.80%, 01/01/2011	3,000,000	3,340,124
7.00%, 11/01/2026-02/01/2032	500,180	530,173
7.50%, 07/01/2023-05/01/2027	1,142,179	1,229,081
8.00%, 10/01/2026-09/01/2028	749,886	819,580
8.50%, 07/01/2029-08/01/2029	87,576	95,450
9.50%, 06/01/2022	133,252	150,120
11.00%, 01/01/2016	196,243	220,657
11.25%, 02/01/2016	186,432	211,100
GNMA:
6.00%, 02/15/2009-05/20/2034 ##	867,140	895,899
6.00%, TBA #	10,585,000	10,836,394
6.50%, 12/15/2025-09/20/2033	1,724,553	1,805,305
7.00%, 12/15/2022-12/15/2032	1,658,833	1,766,807
7.34%, 10/20/2021-09/20/2022	1,014,990	1,093,360
7.50%, 02/15/2022-06/15/2032	1,401,326	1,511,538
8.00%, 09/15/2009	19,385	20,716
10.00%, 12/15/2018	115,264	129,698

Total Mortgage-Backed Securities (cost $337,852,923)		339,899,615

U.S. GOVERNMENT & AGENCY OBLIGATIONS 12.8%
FHLB:
3.25%, 08/15/2005	5,000,000	5,047,595
5.125%, 03/06/2006 ##	14,000,000	14,528,150
FHLMC:
2.875%, 09/15/2005	5,500,000	5,530,762
5.25%, 01/15/2006 þ	4,000,000	4,151,768
5.50%, 07/15/2006 þ	15,000,000	15,752,655
5.80%, 09/02/2008	2,000,000	2,141,716
6.00%, 06/15/2011 þ	4,000,000	4,336,816
FNMA:
2.125%, 04/15/2006 þ	15,000,000	14,858,160
2.875%, 10/15/2005 þ	5,000,000	5,032,220

Total U.S. Government & Agency Obligations (cost $72,826,837)		71,379,842

U.S. TREASURY OBLIGATIONS 6.2%
U.S. Treasury Bonds, 5.375%, 02/15/2031 þ	7,500,000	7,683,990
U.S. Treasury Notes:
2.00%, 08/31/2005-07/15/2014 þ	11,000,000	10,996,996
2.125%, 08/31/2004 þ	1,000,000	1,001,016
3.50%, 11/15/2006 þ	2,500,000	2,537,503
3.875%, 05/15/2009 þ	5,500,000	5,551,782
4.375%, 05/15/2007 þ	4,000,000	4,144,376
4.625%, 05/15/2006 þ	2,800,000	2,900,408

Total U.S. Treasury Obligations (cost $34,673,736)		34,816,071

[3]

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 24.3%
MUTUAL FUND SHARES 24.3%
Evergreen Institutional Money Market Fund ø ##	59,159,895	$59,159,895
Navigator Prime Portfolio þþ	76,120,053	76,120,053

Total Short-Term Investments (cost $135,279,948)		135,279,948

Total Investments (cost $841,902,494) 151.0%		841,758,957
Other Assets and Liabilities (51.0%)		(284,252,387)

Net Assets 100.0%		$557,506,570

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under the guidelines established by the Board of Trustees.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.
#	When-issued security or delayed delivery security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
TBA	To Be Announced

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $842,763,211. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,336,840 and $4,341,094, respectively, with a net unrealized depreciation of $1,004,254.

[4]
EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES 1.6%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2, Class A-6, 7.18%, 02/25/2018	$508,535	$508,190
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	2,009,164	2,101,862
Railcar Leasing LLC, Ser. 1, Class A-2, 7.125%, 01/15/2013 144A	2,500,000	2,751,462

Total Asset-Backed Securities (cost $5,348,489)		5,361,514

COLLATERALIZED MORTGAGE OBLIGATIONS 3.8%
Banc America, Inc., Ser. 2001-7WTA, Class E, 2.28%, 01/27/2006 144A 	3,500,000	3,286,719
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027	1,200,228	1,203,282
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	1,170,722	1,197,811
Greenwich Capital Acceptance, Inc., Ser. 2001-ZC1A, Class A, 6.36%, 06/14/2006 144A 	2,885,852	2,978,289
Midland Realty Acceptance Corp., Ser. 1996-C1, Class E, 8.33%, 08/25/2028	2,784,000	3,131,856
Morgan Stanley Capital I, Inc., Ser. 1997-ALIC, Class B, 6.71%, 01/15/2006	533,229	540,864

Total Collateralized Mortgage Obligations (cost $12,169,008)		12,338,821

CORPORATE BONDS 76.4%
CONSUMER DISCRETIONARY 12.2%
Auto Components 0.1%
Dana Corp., 9.00%, 08/15/2011	200,000	237,000
HLI Operating, Inc., 10.50%, 06/15/2010	130,000	147,875

		384,875

Automobiles 2.6%
Daimler Chrysler Holdings:
8.50%, 01/18/2031þ	2,000,000	2,354,940
FRN, 2.18%, 08/08/2006	2,000,000	2,021,776
General Motors Corp., 8.25%, 07/15/2023	4,000,000	4,166,216

		8,542,932

Distributors 0.1%
Aviall, Inc., 7.625%, 07/01/2011	155,000	163,525
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	200,000	210,500

		374,025

Hotels, Restaurants & Leisure 0.2%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	175,000	191,625
Friendly Ice Cream Corp., 8.375%, 06/15/2012	40,000	38,800
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	175,000	193,594
Prime Hospitality Corp., Ser. B, 8.375%, 05/01/2012	60,000	63,450

		487,469

Household Durables 0.2%
Meritage Corp., 9.75%, 06/01/2011	175,000	194,250
Standard Pacific Corp., 7.75%, 03/15/2013 þ	175,000	180,687
WCI Communities, Inc., 9.125%, 05/01/2012	400,000	434,000

		808,937

Media 7.3%
British Sky Broadcasting Group, 8.20%, 07/15/2009	4,000,000	4,633,224
CSC Holdings, Inc., 7.625%, 04/01/2011	200,000	203,000
Dex Media West LLC, 8.50%, 08/15/2010þ	285,000	314,925
Emmis Operations Co., 6.875%, 05/15/2012 144A	90,000	88,425
Liberty Media Corp.:
3.02%, 09/17/2006	2,500,000	2,538,550
8.25%, 02/01/2030þ	2,500,000	2,820,423
LIN TV Corp., 6.50%, 05/15/2013	200,000	195,000
Mediacom LLC:
7.875%, 02/15/2011	110,000	101,750
9.50%, 01/15/2013þ	135,000	125,550
Medianews Group, Inc., 6.875%, 10/01/2013 144A	175,000	170,625
News America Holdings, Inc., 7.75%, 01/20/2024	4,261,000	4,864,136
[1]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS (continued)
CONSUMER DISCRETIONARY (continued)
Media (continued)
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012	$175,000	$205,625
Rogers Cable, Inc., 5.50%, 03/15/2014	4,000,000	3,603,340
Time Warner, Inc., 6.625%, 05/15/2029	4,000,000	3,958,664

		23,823,237

Multi-line Retail 1.2%
May Department Stores Co., 4.80%, 07/15/2009 144A	4,000,000	4,027,296

Specialty Retail 0.5%
Adesa, Inc., 7.625%, 06/15/2012	200,000	204,750
Cole National Group, Inc., 8.875%, 05/15/2012	155,000	169,725
CSK Auto, Inc., 7.00%, 01/15/2014	175,000	166,250
Group 1 Automotive, Inc., 8.25%, 08/15/2013	200,000	209,000
Michaels Stores, Inc., 9.25%, 07/01/2009	200,000	219,250
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	175,000	189,875
United Auto Group, Inc., 9.625%, 03/15/2012	175,000	192,500
Warnaco Group, Inc., 8.875%, 06/15/2013	175,000	191,187

		1,542,537

CONSUMER STAPLES 3.2%
Food & Staples Retailing 3.1%
Albertsons, Inc., 7.45%, 08/01/2029þ	4,000,000	4,384,744
Delhaize America, Inc., 8.125%, 04/15/2011	5,000,000	5,568,680
Rite Aid Corp., 8.125%, 05/01/2010	175,000	184,188

		10,137,612

Food Products 0.1%
Del Monte Foods Co., 8.625%, 12/15/2012	19,000	20,805
Dole Food Co., Inc., 7.25%, 06/15/2010	175,000	174,125

		194,930

ENERGY 5.3%
Energy Equipment & Services 0.2%
Dresser, Inc., 9.375%, 04/15/2011	175,000	190,312
NRG Energy, Inc., 8.00%, 12/15/2013 144A	75,000	77,063
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	175,000	185,062
SESI LLC, 8.875%, 05/15/2011	175,000	189,875

		642,312

Oil & Gas 5.1%
Amerada Hess Corp., 7.30%, 08/15/2031þ	4,000,000	4,157,020
Chesapeake Energy Corp., 6.875%, 01/15/2016	175,000	173,250
Duke Capital Corp., 4.37%, 03/01/2009þ	4,000,000	3,962,312
El Paso Energy Partners LP, 8.50%, 06/01/2011	175,000	192,500
Evergreen Resources, Inc., 5.875%, 03/15/2012 144A	15,000	15,338
Exco Resources, Inc., 7.25%, 01/15/2011	30,000	31,200
Ferrellgas Escrow LLC, 6.75%, 05/01/2014 144A	160,000	155,600
Forest Oil Corp., 7.75%, 05/01/2014	175,000	182,000
Gulfterra Energy Partners LP, Ser. B, 6.25%, 06/01/2010	175,000	179,375
Husky Energy, Inc., 6.15%, 06/15/2019	4,000,000	4,069,544
Magellan Midstream Partners LP, 6.45%, 06/01/2014	2,500,000	2,552,920
Premcor Refining Group, Inc., 6.75%, 05/01/2014	175,000	177,187
Stone Energy Corp., 8.25%, 12/15/2011	210,000	222,075
Westport Resources Corp., 8.25%, 11/01/2011	400,000	458,344

		16,528,665

[2]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS (continued)
FINANCIALS 33.6%
Capital Markets 2.4%
Credit Suisse First Boston, 4.70%, 06/01/2009	$4,000,000	$4,050,252
Morgan Stanley Co., Inc., 4.75%, 04/01/2014	4,000,000	3,743,432

		7,793,684

Commercial Banks 5.2%
Corp. Andina De Fomento, 5.20%, 05/21/2013	4,000,000	3,920,668
FBOP Corp., 10.00%, 01/15/2009 144A	1,000,000	1,112,500
First Empire Capital Trust I, 8.23%, 02/01/2027	3,600,000	3,968,734
Independence Community Bank Corp., 3.75%, 04/01/2014	4,000,000	3,831,816
Keycorp, 1.83%, 07/23/2007	4,000,000	3,999,704

		16,833,422

Consumer Finance 7.4%
CIT Group, Inc., 1.45%, 02/15/2007þ	4,000,000	4,004,044
Ford Motor Credit Co., 6.50%, 01/25/2007	5,000,000	5,276,060
General Electric Capital Corp., 5.45%, 01/15/2013þ	4,000,000	4,115,684
HSBC Capital Funding LP, 4.61%, 12/29/2049 144A	6,000,000	5,559,246
Ohio National Financial Services, Inc., 6.35%, 04/01/2013 144A	5,000,000	5,192,030

		24,147,064

Diversified Financial Services 4.5%
Arch Western Finance LLC, 6.75%, 07/01/2013 144A	200,000	204,000
Pemex Project Funding Master Trust, 8.625%, 02/01/2022	4,000,000	4,330,000
Prudential Holdings LLC, Ser. C, 8.70%, 12/18/2023 144A	5,000,000	6,141,840
Textron Financial Corp., 2.91%, 04/24/2006	4,000,000	4,074,124

		14,749,964

Insurance 9.0%
ASIF Global Financing, 4.90%, 01/17/2013 144A	4,000,000	3,961,184
Assurant, Inc., 6.75%, 02/15/2034	4,000,000	4,019,124
Couche Tard LP, 7.50%, 12/15/2013	40,000	41,100
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	175,000	190,750
Fund American Companies, Inc., 5.875%, 05/15/2013	4,000,000	3,991,004
Genworth Financial, Inc., 4.75%, 06/15/2009	4,000,000	4,070,312
Markel Corp., Ser. A, 6.80%, 02/15/2013	4,000,000	4,197,252
Montpelier Re Holdings, Ltd, 6.125%, 08/15/2013	4,500,000	4,558,995
RLI Corp., 5.95%, 01/15/2014	4,500,000	4,443,453

		29,473,174

Real Estate 3.9%
CB Richard Ellis Services, Inc., 9.75%, 05/15/2010 REIT	130,000	143,650
Crescent Real Estate Equities, 9.25%, 04/15/2009 REITþ	185,000	195,175
FelCor Suites LP, 7.625%, 10/01/2007 REITþ	175,000	181,125
Health Care Property, Inc., 6.00%, 03/01/2015 REIT	4,000,000	4,064,432
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT	175,000	175,000
Kimco Realty Corp., 1.88%, 08/01/2006	4,000,000	3,999,740
LNR Property Corp., 7.625%, 07/15/2013	175,000	175,875
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014 REIT 144A	35,000	33,512
Pan Pacific Retail Properties, Inc., 7.95%, 04/15/2011 REIT	3,250,000	3,710,964
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	175,000	179,375

		12,858,848

Thrifts & Mortgage Finance 1.2%
Countrywide Funding Corp., 1.71%, 04/12/2006	4,000,000	3,999,548

[3]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS (continued)
HEALTH CARE 1.9%
Health Care Equipment & Supplies 0.0%
NeighborCare, Inc., 6.875%, 11/15/2013	$45,000	$46,800

Health Care Providers & Services 1.8%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	175,000	195,781
Manor Care, Inc., 6.25%, 05/01/2013	5,000,000	5,181,250
Stewart Enterprises, Inc., 10.75%, 07/01/2008	200,000	223,250
Triad Hospitals, Inc., 7.00%, 11/15/2013	200,000	198,000

		5,798,281

Pharmaceuticals 0.1%
Alpharma, Inc., 8.625%, 05/01/2011 144A	200,000	207,500

INDUSTRIALS 8.8%
Aerospace & Defense 3.0%
Boeing Co., 6.125%, 02/15/2033þ	4,000,000	3,983,856
DRS Technologies, Inc., 6.875%, 11/01/2013	200,000	202,000
Goodrich Corp., 7.50%, 04/15/2008	5,000,000	5,544,600

		9,730,456

Airlines 1.0%
Southwest Airlines Co., 8.70%, 07/01/2011	2,720,106	3,238,327

Commercial Services & Supplies 1.7%
Allied Waste North America, Inc., 6.50%, 11/15/2010þ	200,000	199,000
Cenveo Corp., 7.875%, 12/01/2013	200,000	183,500
Coinmach Corp., 9.00%, 02/01/2010	200,000	202,750
Geo Group, Inc., 8.25%, 07/15/2013	200,000	204,000
Hines Nurseries, Inc., 10.25%, 10/01/2011	190,000	206,150
Iron Mountain, Inc., 6.625%, 01/01/2016	175,000	162,313
Manitowoc Co., Inc., 7.125%, 11/01/2013	200,000	204,000
NationsRent, Inc., 9.50%, 10/15/2010 144A	175,000	186,375
Oakmont Asset Trust, 4.51%, 12/22/2008 144A	4,000,000	3,949,632
Service Corp. International, 6.75%, 04/01/2016 144A	55,000	52,181
United Rentals North America, Inc., 6.50%, 02/15/2012	200,000	194,000

		5,743,901

Construction & Engineering 2.6%
Centex Corp., Ser. E, FRN, 3.27%, 11/22/2004	500,000	502,443
Lennar Corp., FRN, 2.30%, 03/19/2009	4,000,000	4,023,464
Pulte Homes, Inc., 4.875%, 07/15/2009	4,000,000	3,995,040

		8,520,947

Machinery 0.4%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	400,000	435,000
Cummins, Inc., 9.50%, 12/01/2010	50,000	57,750
Navistar Intl. Corp., 7.50%, 06/15/2011þ	95,000	98,562
SPX Corp., 7.50%, 01/01/2013	200,000	204,500
Terex Corp., 7.375%, 01/15/2014 144A	190,000	192,375
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	200,000	195,000

		1,183,187

Transportation Infrastructure 0.1%
Offshore Logistics, Inc., 6.125%, 06/15/2013	200,000	195,000

INFORMATION TECHNOLOGY 0.1%
IT Services 0.1%
Stratus Technologies, Inc., 10.375%, 12/01/2008 144A	200,000	195,000

Semiconductors & Semiconductor Equipment 0.0%
Amkor Technology, Inc., 7.75%, 05/15/2013þ	100,000	86,000

[4]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS (continued)
MATERIALS 2.2%
Chemicals 0.4%
Airgas, Inc., 9.125%, 10/01/2011	$175,000	$197,531
Equistar Chemicals LP, 10.625%, 05/01/2011	200,000	223,000
FMC Corp., 10.25%, 11/01/2009	175,000	203,000
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	38,000	43,320
11.625%, 10/15/2010	175,000	195,562
Lyondell Chemical Co., 9.50%, 12/15/2008	175,000	183,969
Nalco Co., 7.75%, 11/15/2011 144A	165,000	172,425

		1,218,807

Containers & Packaging 0.2%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026þ	175,000	150,500
Graphic Packaging Intl., Inc., 8.50%, 08/15/2011	175,000	190,750
Owens-Brockway Glass Container, Inc., 8.875%, 02/15/2009	175,000	191,188
Stone Container Corp., 9.75%, 02/01/2011	200,000	222,000

		754,438

Metals & Mining 0.1%
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	80,000	81,000
Massey Energy Co., 6.625%, 11/15/2010	95,000	97,375
Peabody Energy Corp., 5.875%, 04/15/2016	65,000	60,288
U.S. Steel Corp., 10.75%, 08/01/2008	114,000	132,525

		371,188

Paper & Forest Products 1.5%
Georgia Pacific Corp., 8.125%, 05/15/2011	200,000	225,500
Meadwestvaco Corp., 6.80%, 11/15/2032þ	4,400,000	4,406,006
Scotts Co., 6.625%, 11/15/2013	200,000	203,000

		4,834,506

TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 3.9%
Bellsouth Telecommunications, 6.125%, 09/23/2008	2,950,000	3,147,797
Insight Midwest LP, 10.50%, 11/01/2010	175,000	187,688
New York Telephone Co., 6.00%, 04/15/2008	5,000,000	5,288,030
Sprint Capital Corp., 6.875%, 11/15/2028	4,000,000	3,992,400

		12,615,915

Wireless Telecommunications Services 0.0%
Nextel Communications, Inc., 5.95%, 03/15/2014	200,000	190,500
Rural Cellular Corp., 8.25%, 03/15/2012 144A	15,000	15,450

		205,950

UTILITIES 5.2%
Electric Utilities 1.9%
Dominion Resources, Inc., FRN, 1.55%, 05/15/2006	2,010,000	2,014,818
FirstEnergy Corp., Ser. B, 6.45%, 11/15/2011	4,000,000	4,237,084

		6,251,902

Multi-Utilities & Unregulated Power 3.3%
Constellation Energy Group, Inc., 4.55%, 06/15/2015	4,000,000	3,630,668
Duke Energy Corp., 8.25%, 10/15/2004	3,000,000	3,032,280
Pacific Gas & Electric Corp., FRN, 2.30%, 04/03/2006þ	4,000,000	4,002,120
Reliant Resources, Inc., 9.25%, 07/15/2010	175,000	187,250

		10,852,318

Total Corporate Bonds (cost $249,810,948)		249,400,954

[5]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES 0.1%
FHLMC:
6.00%, 01/01/2032	$16,883	$17,340
7.50%, 09/01/2013-05/01/2015	163,799	174,315
FNMA, 7.00%, 07/01/2029	11,106	11,770

Total Mortgage-Backed Securities (cost $198,817)		203,425

YANKEE OBLIGATIONS-CORPORATE 11.9%
CONSUMER STAPLES 1.3%
Beverages 1.3%
Cia Brasileira De Bebida, 8.75%, 09/15/2013 144A	4,000,000	4,360,000

ENERGY 3.6%
Oil & Gas 3.6%
Encana Corp., 4.60%, 08/15/2009	3,500,000	3,525,578
Petrobras International Finance Co., 8.375%, 12/10/2018	3,000,000	2,865,000
Transocean, Inc., 7.375%, 04/15/2018	4,582,000	5,250,825

		11,641,403

HEALTH CARE 0.1%
Pharmaceuticals 0.1%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	150,000	149,438

INDUSTRIALS 2.5%
Industrial Conglomerates 2.5%
Hutchison Whampoa International, Ltd., 5.45%, 11/24/2010 144A	4,000,000	3,980,496
Tyco International Group SA, 6.00%, 11/15/2013þ	4,000,000	4,168,548

		8,149,044

INFORMATION TECHNOLOGY 0.0%
Electronic Equipment & Instruments 0.0%
Celestica, Inc., 7.875%, 07/01/2011	95,000	97,613

MATERIALS 0.7%
Paper & Forest Products 0.7%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	20,000	20,500
Nexfor, Inc., 7.25%, 07/01/2012	2,000,000	2,174,980

		2,195,480

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.4%
Telecom Italia Capital, 5.25%, 11/15/2013 144A	4,000,000	3,935,984
Telefonos de Mexico SA, 4.50%, 11/19/2008	4,000,000	3,931,068

		7,867,052

Wireless Telecommunications Services 0.1%
Rogers Cantel, Inc., 9.75%, 06/01/2016	200,000	227,500
Rogers Wireless, Inc., 6.375%, 03/01/2014	175,000	164,062

		391,562

UTILITIES 1.2%
Electric Utilities 1.2%
Transalta Corp, 5.75%, 12/15/2013	4,000,000	3,999,392

Total Yankee Obligations-Corporate (cost $39,173,435)		38,850,984

YANKEE OBLIGATIONS-GOVERNMENT 0.6%
United Mexican States, 5.875%, 01/15/2014 þ (cost $1,948,045)	2,000,000	1,965,000

[6]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 2.2%
PIMCO High Income Fund þ (cost $7,729,359)	513,000	$7,258,950
PREFERRED STOCKS 1.3%
FINANCIALS 1.3%
Diversified Financial Services 1.3%
Fleet Capital Trust	20,000	521,500
Zurich Regcaps Funding Trust V	4,000	3,788,752

Total Preferred Stocks (cost $4,262,908)		4,310,252

	Principal Amount	Value

SHORT-TERM INVESTMENTS 9.2%
U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Bills, 1.08%, 08/12/2004 ƒ†	$2,200,000	$2,199,415

	Shares	Value

MUTUAL FUND SHARES 8.5%
Evergreen Institutional Money Market Fund ø	1,365,671	$1,365,671
Navigator Prime Portfolio þþ	26,437,103	26,437,103

		27,802,774

Total Short-Term Investments (cost $30,002,189)		30,002,189

Total Investments (cost $350,643,198) 107.1%		349,692,089
Other Assets and Liabilities (7.1%)		(23,227,778)

Net Assets 100.0%		$326,464,311

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
þ	All or a portion of this security is on loan.
þþ	Represents investment of cash collateral received from securities on loan.
ƒ	All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase

Summary of Abbreviations
FNMA	Federal National Mortgage Association
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

At July 31, 2004, the Fund had open short futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at July 31, 2004	Unrealized Loss
September 2004	410 U.S. Treasury Bond Futures	$44,318,738	$43,240,438	$1,078,300

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $350,670,593. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,795,754 and $3,774,258, respectively, with a net unrealized depreciation of $978,504.
[7]

Item 2 — Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: September 22, 2004

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: September 22, 2004